COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future minimum obligation using market prices under all supply agreements
2018	$ 1,187,834
Property, plant and equipment purchase commitments
Property, plant and equipment purchase commitments
Commitments	$ 201,577